Note 14 - Financial assets at amortised cost (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets At Amortised Cost
Table of Financial Assets At Amortised Cost
Financial assets at amortized cost (Millions of Euros)
	Notes	2020	2019	2018
Debt securities		35.737	38.877	32.530
Government		28.727	31.526	25.014
Credit institutions		783	719	644
Other financial corporations		5.027	5.254	5.421
Non-financial corporations		1.200	1.379	1.451
Loans and advances to central banks		6.209	4.275	3.941
Loans and advances to credit institutions		14.575	13.649	9.163
Reverse repurchase agreements (**)		1.914	1.817	478
Other loans and advances		12.661	11.832	8.685
Loans and advances to customers (***)		311.147	382.360	374.027
Government		19.391	28.222	28.114
Other financial corporations		9.817	11.207	9.468
Non-financial corporations		136.424	166.789	163.922
Other		145.515	176.142	172.522
Total	8.1	367.668	439.162	419.660
Of which: impaired assets of loans and advances to customers (*)		14.672	15.954	16.349
Of which: loss allowances of loans and advances (*)		(12.141)	(12.427)	(12.217)
Of which: loss allowances of debt securities		(48)	(52)	(51)

Table Debt Securities At Amortized Cost
Financial assets at amortized cost: Debt securities. (Millions of Euros)
	2020				2019				2018
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Domestic debt securities
Government and other government agencies	13.656	1.212	-	14.868	12.755	630	(21)	13.363	10.953	458	(265)	11.146
Credit institutions	-	-	-	-	26	-	-	26	53	-	-	53
Other issuers	4.835	59	(7)	4.887	4.903	38	(10)	4.931	5.014	41	(25)	5.030
Subtotal	18.492	1.271	(7)	19.756	17.684	668	(31)	18.320	16.019	499	(290)	16.228
Foreign debt securities
Mexico	7.771	534	(16)	8.289	6.374	168	(18)	6.525	5.148	10	-	5.157
Government and other government agencies debt securities	6.963	479	-	7.442	5.576	166	-	5.742	4.571	9	-	4.579
Credit institutions	632	55	-	687	526	2	-	529	350	1	-	351
Other issuers	176	-	(16)	160	272	-	(18)	254	227	-	-	227
The United States	52	-	(26)	26	6.125	111	(20)	6.217	2.559	15	(3)	2.570
Government securities	14	-	-	14	5.690	111	(18)	5.783	2.070	-	-	2.070
Treasury and other government agencies	14	-	-	14	1.161	50	(17)	1.193	118	-	-	118
States and political subdivisions	-	-	-	-	4.530	61	(1)	4.590	1.952	-	-	1.952
Credit institutions	23	-	(16)	7	25	-	(1)	25	23	9	(2)	30
Other issuers	15	-	(10)	5	410	-	(1)	409	466	6	(1)	470
Turkey	3.628	95	(25)	3.698	4.113	48	(65)	4.097	4.062	-	(261)	3.801
Government and other government agencies debt securities	3.621	95	(25)	3.691	4.105	47	(65)	4.088	4.054	-	(261)	3.793
Credit institutions	6	-	-	6	7	1	-	8	7	-	-	7
Other issuers	1	-	-	1	1	-	-	1	1	-	-	1
Other countries	5.795	505	(1)	6.299	4.581	82	(26)	4.637	4.741	32	(152)	4.622
Other foreign governments and other government agency debt securities	4.473	467	(1)	4.939	3.400	82	(22)	3.459	3.366	27	(152)	3.242
Central banks	-	-	-	-	-	-	-	-	64	-	-	64
Credit institutions	122	-	-	122	135	-	-	135	147	-	-	147
Other issuers	1.200	38	-	1.238	1.047	-	(4)	1.043	1.164	5	-	1.169
Subtotal	17.245	1.134	(68)	18.311	21.194	409	(129)	21.476	16.510	57	(416)	16.150
Total	35.737	2.405	(75)	38.067	38.877	1.077	(160)	39.796	32.530	556	(706)	32.378

Financial Assets at Amortized Cost Debt Securities By Rating
Debt securities by rating
	2020		2019		2018
	Carrying amount(Millions of Euros)%		Carrying amount(Millions of Euros)%		Carrying amount(Millions of Euros)%
AAA	151	0,4%	39	0,1%	49	0,2%
AA+	74	0,2%	6.481	16,7%	1.969	6,1%
AA	64	0,2%	14	-	62	0,2%
AA-	48	0,1%	713	1,8%	-	-
A+	42	-	-	-	607	1,9%
A	590	1,7%	16.806	43,2%	21	0,1%
A-	16.736	46,8%	607	1,6%	6.117	18,8%
BBB+	7.919	22,2%	3.715	9,6%	13.894	42,7%
BBB	942	2,6%	551	1,4%	1.623	5,0%
BBB-	4.499	12,6%	3.745	9,6%	2.694	8,3%
BB+ or below	3.928	11,0%	5.123	13,2%	4.371	13,4%
Unclassified	743	2,1%	1.083	2,8%	1.123	3,5%
Total	35.737	100,0%	38.877	100,0%	32.530	100,0%

Disclosure Of Loans And Advances To Customers Explanatory
Loans and advances to customers (Millions of Euros)
	2020	2019	2018
On demand and short notice	2.835	3.050	3.641
Credit card debt	13.093	16.354	15.445
Trade receivables	15.544	17.276	17.436
Finance leases	7.650	8.711	8.650
Reverse repurchase agreements	71	26	294
Other term loans	267.031	332.160	324.767
Advances that are not loans	4.924	4.784	3.794
Total	311.147	382.360	374.027

TableLoans Interest Rate Sensibility And Advances To Customers
Interest sensitivity of outstanding loans and advances maturing in more than one year (Millions of Euros)
	2020			2019
	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	46.104	66.444	112.548	55.920	68.915	124.835
Variable rate	86.710	41.452	128.162	79.329	97.765	177.095
Total	132.814	107.895	240.710	135.249	166.680	301.929

Securitized Loans
Securitized loans (Millions of Euros)
	2020	2019	2018
Securitized mortgage assets	23.953	26.169	26.556
Other securitized assets	6.144	4.249	3.221
Total	30.098	30.418	29.777